Restructuring Programs - Reconciliation of Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Restructuring Reserve [Roll Forward]
Expenses recognized	$ 105.4	$ 166.7	$ 73.6
Other restructuring and plant closing costs
Restructuring Reserve [Roll Forward]
Beginning Balance	21.9
Expenses recognized	9.1	1.6	16.3
Cash payments	(22.8)
Reclassification due to adoption of ASU 2016-02	(2.6)
Ending Balance	5.6	21.9
Other restructuring and plant closing costs | Severance
Restructuring Reserve [Roll Forward]
Beginning Balance	19.3
Expenses recognized	9.1
Cash payments	(22.8)
Reclassification due to adoption of ASU 2016-02	0.0
Ending Balance	5.6	19.3
Other restructuring and plant closing costs | Other costs
Restructuring Reserve [Roll Forward]
Beginning Balance	2.6
Expenses recognized		0.3	11.8
Reclassification due to adoption of ASU 2016-02	$ (2.6)
Ending Balance		2.6
Other restructuring and plant closing costs | Employee-related
Restructuring Reserve [Roll Forward]
Expenses recognized		$ 0.0	$ 3.2